Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2023
Property, plant and equipment [abstract]
Disclosure of Property, Plant and Equipment

	SA Rand
Figures in million	2023	2022
Mining assets	28 618	25 320
Mining assets under construction	5 051	3 132
Undeveloped properties	7 385	4 004
Other non-mining assets	453	416
Total property, plant and equipment	41 507	32 872
15    Property, plant and equipment continued
Mining assets continued
The movement in the mining assets is as follows:

	SA Rand
Figures in million	2023	2022
Cost
Balance at beginning of year	70 587	64 979
Fully depreciated assets no longer in use derecognised (a)	(1 419)	(110)
Additions (b)	5 930	5 307
Scrapping of assets (c)	(772)	(1 752)
Adjustment to rehabilitation asset (d)	(111)	(248)
Transfers and other movements (e)	596	511
Translation	1 963	1 900
Balance at end of year	76 774	70 587
Accumulated depreciation and impairments
Balance at beginning of year	45 267	38 493
Fully depreciated assets no longer in use derecognised (a)	(1 419)	(110)
Impairment of assets (f)	—	3 429
Scrapping of assets (c)	(590)	(1 745)
Depreciation	3 368	3 627
Translation	1 530	1 573
Balance at end of year	48 156	45 267
Net carrying value	28 618	25 320

(a)Primarily relates to fully depreciated assets derecognised at the Hidden Valley, Tshepong North, Moab Khotsong and Doornkop operations.
(b)Included in additions for 2023 is an amount of R188 million (2022: R137 million) for capitalised depreciation associated with stripping activities at the Hidden Valley operations.

(c)Refer to note 9 for the total loss on scrapping recognised. Primarily relates to the Tshepong North and Kusasalethu operations.

(d)Refer to note 26 for details on the adjustment to the rehabilitation asset.

(e)Transfer of assets mainly relates to assets under construction transferred to mining assets. During the 2023 year an amount of R539 million (2022: R513 million) was transferred to mining assets at Hidden Valley. This related to ongoing mining development costs.
(f)Refer to note 6 for details on the impairments recognised.
The movement in the mining assets under construction is as follows:

	SA Rand
Figures in million	2023	2022
Cost
Balance at beginning of year	3 802	2 732
Additions[1]	2 053	1 278
Depreciation capitalised	—	4
Finance costs capitalised[3]	123	65
Transfers and other movements	(539)	(513)
Translation	282	236
Balance at end of year	5 721	3 802
Accumulated impairments
Balance at beginning of year	670	—
Impairment[2]	—	670
Balance at end of year	670	670
Net carrying value	5 051	3 132
[1]    Mainly relates to Great Noligwa Shaft Pillar project of R80 million (2022: R192 million), Zaaiplaats project of R537 million (2022: R184 million), Doornkop 207/212 Level project of R304 million (2022: R159 million) and Kareerand TSF Expansion project R462 million (2022: R24 million). In 2022, Tshepong North’s Sub 75 Decline project incurred R170 million before it was ceased in June 2022.
[2]    Relates to Tshepong North.
3    Refer to note 11 for further detail on the capitalisation rate applied
The movement in the undeveloped properties is as follows:

	SA Rand
Figures in million	2023	2022
Cost
Balance at beginning of year	5 478	5 461
Acquisitions[1]	3 154	—
Translation	229	17
Balance at end of year	8 861	5 478
Accumulated depreciation and impairments
Balance at beginning of year	1 474	1 473
Translation	2	1
Balance at end of year	1 476	1 474
Net carrying value	7 385	4 004
[1]    Refer to note 14 for details on the fair value of assets acquired following the Eva Copper acquisition.
The movement in the non-mining assets is as follows:

	SA Rand
Figures in million	2023	2022
Cost
Balance at beginning of year	895	821
Fully depreciated assets no longer in use derecognised	(7)	—
Additions	108	74
Translation	4	—
Balance at end of year	1 000	895
Accumulated depreciation and impairments
Balance at beginning of year	479	431
Fully depreciated assets no longer in use derecognised	(7)	—
Depreciation	74	47
Impairment	—	1
Translation	1	—
Balance at end of year	547	479
Net carrying value	453	416

Disclosure of Gold Price, Silver Price, Exchange Rates and Gold Resource Value Assumptions
During the years under review, the group calculated the recoverable amounts (generally fair value less costs to sell) of CGUs for which indicators of impairment were identified (refer to note 6). These recoverable amounts are based on updated life-of-mine plans and the following relevant assumptions:

	2023	2022	2021
US$ gold price per ounce
– Year 1	1 932	1 861	1 805
– Year 2	1 844	1 744	1 673
– Year 3	1 725	1 664	1 582
– Long term (Year 4 onwards)	1 582	1 546	1 500
US$ silver price per ounce
– Year 1	n/a	23.85	25.72
– Year 2	n/a	22.42	23.22
– Year 3	n/a	21.46	21.70
– Long term (Year 4 onwards)	n/a	19.38	20.70
US$ copper price per pound	n/a	3.30	3.00
Exchange rate (R/US$)
– Year 1	18.28	15.55	14.54
– Year 2	17.44	15.34	14.36
– Year 3	17.13	15.26	14.44
– Long term (Year 4 onwards)	16.22	15.35	14.51
Exchange rate (PGK/US$)	n/a	3.50	3.50
Rand gold price (R/kg)
– Year 1	1 135 000	931 000	843 000
– Year 2	1 034 000	860 000	772 000
– Year 3	950 000	816 000	735 000
– Long term (Year 4 onwards)	825 000	763 000	700 000

The following are the attributable gold resource value assumptions:

	South Africa			Hidden Valley
US dollar per ounce	2023	2022	2021	2023	2022	2021
Underground resources
Measured	n/a	16.50	16.50	n/a	n/a	n/a
Indicated	n/a	9.00	9.00	n/a	n/a	n/a
Inferred	n/a	3.60	3.60	n/a	n/a	n/a
Surface resources
Measured	n/a	30.00	30.00	n/a	n/a	n/a
Indicated	n/a	17.50	17.50	n/a	9.00	9.00
Inferred	n/a	8.00	8.00	n/a	n/a	n/a

Disclosure of Sensitivity Analysis - Impairment of Assets

	SA Rand
Figures in million	2023	2022
11.8% decrease (2022: 10% decrease)
Tshepong North	n/a	4 074
Moab Khotsong[1]	n/a	3 869
Tshepong South	n/a	2 339
Doornkop	n/a	1 690
Mponeng	n/a	1 443
Target 1	1 719	1 121
Joel	n/a	762
Kusasalethu	—	689
Mine Waste Solutions	n/a	493
Kalgold	475	304
Other assets	n/a	208
Hidden Valley	n/a	96
Central Plant Reclamation	n/a	32
11.8% increase (2022: 10% increase)
Tshepong South	n/a	224
[1]    The carrying amount of this CGU include goodwill and any impairment losses is allocated first to goodwill and then to the identifiable assets.